UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: September 30, 2017

	INVESTMENTS IN SECURITIES
	U.S. Corporate Bonds - 8.6%
	American Depository Receipts - 0.8%
June 22, 2009	Deutsche Telekom, 6.000%, due July 8, 2019	250,000	267,278
	Total American Depository Receipts		267,278
	Consumer Staples - 1.0%
August 25, 2009	Yum! Brands Inc, 5.300%, due September 15, 2019	355,000	373,638
	Total Customer Staples		373,638
	Energy - 1.9%
February 3, 2009	Hess Corp., 8.125%, due February 15, 2019	199,000	213,674
February 12, 2008	Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	466,776
	Total Energy		680,450
	Industrials - 1.6%
May 11, 2009	International Paper, 9.375%, due May 15, 2019	500,000	557,625
	Total Industrials		557,625
	Information Technology - 1.0%
February 1, 2010	Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	106,470
July 8, 2009	Oracle Corp., 5.000%, due July 8, 2019	250,000	264,105
	Total Information Technology		370,575
	Transportation - 1.5%
January 16, 2009	FedEx Corp., 8.000%, due January 15, 2019	500,000	538,675
	Total Transportation		538,675
	Utilities - 0.7%
January 20, 2009	Metropolitan Edison, 7.700%, due January 15, 2019	250,000	267,000
	Total Utilities		267,000

	Total U.S. Corporate Bonds (Cost $2,942,554)		3,055,240
	U.S. Common Stock - 83.2%
	American Depository Receipts - 2.0%
	Atlantic Power Corp.	2,700	6,615
	Eaton Corp, PLC	1,400	107,506
	Enbridge Inc.	5,215	218,196
	Invesco Ltd.	3,300	115,632
	Obsidian Energy Ltd.	3,400	3,570
	Royal Dutch Shell, PLC	2,800	175,112
	Sanofis-Aventis	600	29,874
	Seadrill, Ltd.	1,200	420
	Unilever PLC	800	46,368
	Wheaton Precious Metals Corp.	700	13,363
	Total American Depository Receipts		716,656
	Consumer Staples - 2.1%
	Coca Cola Company	6,700	301,567
	The Kraft Heinz Company	4,900	379,995
	Mondelez International, Inc.	1,500	60,990
	Total Consumer Staples		742,552
	Consumer Discretionary - 0.6%
	Genuine Parts Co.	2,400	229,560
	Total Consumer Discretionary		229,560
	Energy - 2.9%
	Chevron Corp.	3,600	423,000
	Diamond Offshore Drilling, Inc.	1,515	21,968
	Exxon Mobil Corp.	2,400	196,752
	Hollyfrontier Corp.	3,400	122,298
	Kinder Morgan, Inc.	14,119	270,802
	Total Energy		1,034,820
	Financials - 22.7%
	AvalonBay Communities, Inc.	1,750	312,235
	Digital Realty Trust, Inc.	2,350	278,076
	EPR Properties	1,900	132,506
	Equity Residential PPTYS	3,000	197,790
	Essex PPTY	400	101,612
	HCP, Inc.	4,600	128,018
	Healthcare Realty Trust, Inc.	5,425	175,445
	Highwoods Properties, Inc.	1,300	67,717
	Hospitality Properties Trust	13,400	381,766
	Iron Mountain Inc.	5,100	198,390
	Lamar Advertising Company	2,950	202,164
	Liberty Properties Trust	13,540	555,952
	LTC Properties, Inc.	7,330	344,363
	Mack Cali Rlty Corp.	5,600	132,776
	National Retail Properties, Inc.	1,470	61,240
	Omega Healthcare Investors, Inc.	5,831	186,067
	Public Storage Inc.	1,000	213,990
	Quality Care Properties Inc.	920	14,260
	Realty Income Corp.	12,255	700,863
	Redwood Trust, Inc.	2,600	42,354
	RMR Group, Inc., The	274	14,070
	Sabra Health Care REIT, Inc.	2,970	65,162
	Senior Housing Properties Trust	10,400	203,320
	Stag Industrial, Inc.	14,530	399,139
	Sun Communities, Inc.	4,305	368,852
	T Rowe Price Group Inc.	5,300	480,445
	Tanger Factory Outlet Ctr.	4,300	105,006
	Ventas, Inc.	8,700	566,631
	Vornado Realty Trust	2,500	192,200
	Washington REIT	6,600	216,216
	Wells Fargo & Co.	7,740	426,861
	Welltower, Inc.	8,810	619,167
	Total Financials		8,084,653
	Health Care - 4.9%
	Amgen Inc.	2,380	443,751
	Bristol Myers Squibb	6,900	439,806
	Eli Lilly & Co.	2,500	213,850
	Merck & Co Inc.	3,125	200,094
	Pfizer Inc.	12,500	446,250
	Total Healthcare		1,743,751
	Industrials - 3.9%
	Boeing Co.	1,220	310,136
	Caterpillar Inc.	2,140	266,879
	General Electric Co.	13,430	324,737
	Pitney Bowes, Inc.	3,000	42,030
	United Parcel Service	3,670	440,730
	Total Industrials		1,384,513
	Information Technology - 3.1%
	Cisco Systems, Inc.	12,810	430,800
	International Business Machines Corp.	1,150	166,842
	Paychex, Inc.	8,325	499,167
	Total Information Technology		1,096,809
	Master Limited Partnerships - 8.3%
	Amerigas Partners LP	7,230	324,916
	Boardwalk Pipeline Partners LP	10,218	150,205
	Breitburn Energy Partners LP	4,700	-
	Buckeye Partners LP	6,472	368,904
	CVR Partners LP	4,760	15,375
	Enbridge Energy Partners LP	3,700	59,126
	Energy Transfer Partners LP	12,468	228,040
	Enterprise Products Partners LP	11,200	291,984
	KKR & Co. LP	2,370	48,182
	Linnco LLC	5,890	-
	Magellan Midstream Partners LP	6,200	440,572
	MPLX LP	2,180	76,322
	Nustar Energy LP	4,100	166,419
	Plains All American Pipeline LP	3,914	82,938
	Spectra Energy Partners LP	6,866	304,713
	Suburban Propane Partners LP	3,200	83,488
	TC Pipelines LP	2,300	120,336
	Terra Nitrogen Company LP	225	18,394
	Williams Partners LP	4,541	176,645
	Total Master Limited Partnerships		2,956,558
	Materials - 0.3%
	International Paper Co	1,900	107,958
	Total Mutual Funds		107,958
	Mutual Funds - 1.1%
	Blackrock Global Floating Rate Income Fund	3,179	44,856
	John Hancock Preferred Income Fund	3,284	72,018
	iShares Investment Grade Corp. Bonds	640	77,587
	iShares US Preferred ETF	2,516	97,646
	SPDR Barclays High Yield Bond ETF	2,600	97,032
	Total Mutual Funds		389,139
	Telecommunication Services - 8.1%
	AT & T, Inc.	29,570	1,158,257
	Centurylink, Inc.	6,900	130,410
	Consolidated Communications	9,600	183,168
	Verizon Communications	28,300	1,400,567
	Total Telecommunication Services		2,872,402
	Utilities - 23.2%
	Alliant Energy Corp.	12,400	515,468
	American Electric Power, Inc.	8,240	578,778
	Atmos Energy Corp.	1,500	125,760
	Centerpoint Energy, Inc.	16,200	473,202
	Consolidated Edison	8,100	653,508
	Dominion Res, Inc.	10,900	838,537
	Duke Energy Corp.	9,095	763,252
	Entergy Corp.	2,870	219,153
	Eversource Energy	10,481	633,472
	Exelon Corp.	6,500	244,855
	Firstenergy Corp	1,255	38,692
	NextEra Energy, Inc.	2,500	366,375
	PPL Corporation	10,445	396,388
	Public Service Enterprise Group, Inc.	12,000	555,000
	Scana Corp.	700	33,943
	Sempra Corp	1,740	198,586
	Southern Company	12,530	615,724
	WEC Energy Group, Inc.	9,240	580,087
	Xcel Energy, Inc.	9,540	451,433
	Total Utilities		8,282,212

	Total U.S. Common Stock (Cost $28,597,641)		$ 29,641,583
	Cash Equivalents - 8.2%
	Total Cash Equivalents (Cost $2,939,388)		$ 2,939,388

	TOTAL INVESTMENT IN SECURITIES (Cost $34,476,417)		$ 35,636,211

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		3,055,240		3,055,240
US Common Stock	29,641,583			29,641,583
Cash Equivalents	2,939,388			2,939,388
TOTALS				$35,636,211

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 28, 2017